CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Total	Share Capital	Reserves	Treasury Shares	Option for Acquisition of Equity Instrument	Profit Attributed to the Parent	Dividends and Remuneration	Total Stockholders' Equity	Available-for-sale Financial Assets	Financial Assets Measured At Fair Value Through Other Comprehensive Income	Defined Benefits plan	Translation adjustments investment abroad	Gains and losses - Cash flow hedge and Investment	Total	Non-controlling Interests
Balance at Dec. 31, 2015	R$ 79,835,284	R$ 57,000,000	R$ 24,388,967	R$ (423,953)	R$ (1,017,000)	R$ 9,783,740	R$ (6,200,000)	R$ 83,531,754	R$ (2,645,417)		R$ (1,141,644)	R$ 1,493,577	R$ (1,838,048)	R$ 79,400,222	R$ 435,062
Total comprehensive income	10,248,650					7,334,563		7,334,563	3,311,607		(941,833)	(634,207)	1,048,165	10,118,295	130,355
Net profit	7,464,918					7,334,563		7,334,563						7,334,563	130,355
Other comprehensive income	2,783,732								3,311,607		(941,833)	(634,207)	1,048,165	2,783,732
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,311,607								3,311,607					3,311,607
Pension plans	(941,833)										(941,833)			(941,833)
Translation adjustments investment abroad	(634,207)											(634,207)		(634,207)
Gain and loss - Cash flow and investment hedge	1,048,165												1,048,165	1,048,165
Appropriation of net income from prior years			9,783,740			(9,783,740)
Dividends and interest on capital	(5,250,000)		(6,200,000)				950,000	(5,250,000)						(5,250,000)
Share based compensation	(35,463)		(35,463)					(35,463)						(35,463)
Treasury shares	(90,031)			(90,031)				(90,031)						(90,031)
Capital restructuring	(50)			(50)				(50)						(50)
Treasury shares income	(11,574)		(11,574)					(11,574)						(11,574)
Other	115,743		(44,344)					(44,344)						(44,344)	160,087
Balance at Dec. 31, 2016	84,812,559	57,000,000	27,881,326	(514,034)	(1,017,000)	7,334,563	(5,250,000)	85,434,855	666,190		(2,083,477)	859,370	(789,883)	84,087,055	725,504
Total comprehensive income	9,711,480					8,924,064		8,924,064	1,147,384		(620,903)		46,951	9,497,496	213,984
Net profit	9,138,048					8,924,064		8,924,064						8,924,064	213,984
Other comprehensive income	573,432								1,147,384		(620,903)		46,951	573,432
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,147,384								1,147,384					1,147,384
Pension plans	(620,903)										(620,903)			(620,903)
Gain and loss - Cash flow and investment hedge	46,951												46,951	46,951
Appropriation of net income from prior years			7,334,563			(7,334,563)
Dividends and interest on capital	(6,300,000)		(5,250,000)				(1,050,000)	(6,300,000)						(6,300,000)
Share based compensation	37,161		37,161					37,161						37,161
Treasury shares	(378,776)		(744,419)	365,643				(378,776)						(378,776)
Capital restructuring	(49)			(49)				(49)						(49)
Treasury shares income	(2,498)		(2,498)					(2,498)						(2,498)
Other	(792,276)		(289,682)					(289,682)						(289,682)	(502,594)
Balance at Dec. 31, 2017	87,087,601	57,000,000	28,966,451	(148,440)	(1,017,000)	8,924,064	(6,300,000)	87,425,075	R$ 1,813,574	R$ 1,813,574	(2,704,380)	859,370	(742,932)	86,650,707	436,894
Effects of IFRS 9 first adoption	(1,541,825)		(1,245,023)					(1,245,023)		(296,802)				(1,541,825)
Balance at January 1, 2018	85,545,776	57,000,000	27,721,428	(148,440)	(1,017,000)	8,924,064	(6,300,000)	86,180,052		1,516,772	(2,704,380)	859,370	(742,932)	85,108,882	436,894
Total comprehensive income	12,992,225					12,582,477		12,582,477		475,809	(366,660)		83,158	12,774,784	217,441
Net profit	12,799,918					12,582,477		12,582,477						12,582,477	217,441
Other comprehensive income	192,307									475,809	(366,660)		83,158	192,307
Financial Assets Measured At Fair Value Through Other Comprehensive Income	475,809									475,809				475,809
Pension plans	(366,660)										(366,660)			(366,660)
Gain and loss - Cash flow and investment hedge	83,158												83,158	83,158
Appropriation of net income from prior years			8,924,064			(8,924,064)
Own Instrument Acquisition Option			106,440					106,440						106,440	(106,440)
Dividends and interest on capital	(6,600,000)		(6,300,000)				(300,000)	(6,600,000)						(6,600,000)
Share based compensation	(17,854)		(17,854)					(17,854)						(17,854)
Treasury shares	(312,305)			(312,305)				(312,305)						(312,305)
Capital restructuring	(687)			(687)				(687)						(687)
Treasury shares income	(15,868)		(15,868)					(15,868)						(15,868)
Other	4,173		(40,517)					(40,517)						(40,517)	44,690
Balance at Dec. 31, 2018	R$ 91,595,460	R$ 57,000,000	R$ 30,377,693	R$ (461,432)	R$ (1,017,000)	R$ 12,582,477	R$ (6,600,000)	R$ 91,881,738		R$ 1,992,581	R$ (3,071,040)	R$ 859,370	R$ (659,774)	R$ 91,002,875	R$ 592,585